FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 27,113	$ 21,607	$ 12,111
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	9,153	930	2,273
Changes in assets and liabilities:
Prepaid expenses and other current assets	(5,300)	(1,193)	176
Amount due from related parties			(477)
Accrued expenses and other current liabilities	2,123	2,884	3,071
Net cash generated from (used in) operating activities	41,097	34,303	16,314
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party		(4,306)
Repayment of loan provided to a related party	1,291	3,483
Payment for loan receivable	(740)
Payments for business acquisitions	(34,432)	(41,311)	(6,038)
Net cash used in investing activities	(147,062)	(96,714)	(16,058)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares		25,181	45,000
Proceeds from convertible loan			2,000
Repayment of convertible loan		(2,000)
Proceeds from exercise of share options	824
Proceeds from issuance of common shares upon initial public offering	135,819
Proceeds from issuance of common shares upon Green Shoe	13,399
Payments of initial public offering expenses	(3,574)
Payments for business acquisitions	(1,329)	(3,010)
Proceeds from redesignation of Class A common shares		612
Proceeds from redesignation of convertible redeemable preferred shares		669
Payment for convertible preferred shares transaction professional fees		(2,847)
Net cash provided by financing activities	173,570	29,342	50,824
Net increase (decrease) in cash and cash equivalent	67,115	(32,933)	51,279
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	30,221	63,154	11,875
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	97,336	30,221	63,154
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	27,113	21,607	12,111
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(37,639)	(24,071)	(15,129)
Stock-based compensation	9,153	930	2,273
Changes in assets and liabilities:
Prepaid expenses and other current assets	(410)	(315)	2,754
Amount due from related parties	(103,142)	(17,732)	(1,502)
Accrued expenses and other current liabilities	3,349	(2,409)	(297)
Net cash generated from (used in) operating activities	(101,576)	(21,990)	210
CASH FLOWS FROM INVESTING ACTIVITIES
Loan provided to a related party		(3,000)
Repayment of loan provided to a related party		3,000
Payment for loan receivable	(740)
Payments for business acquisitions	(2,417)	(32,978)
Net cash used in investing activities	(3,157)	(32,978)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares		25,181	45,000
Proceeds from convertible loan			2,000
Repayment of convertible loan		(2,000)
Proceeds from exercise of share options	824
Proceeds from issuance of common shares upon initial public offering	135,819
Proceeds from issuance of common shares upon Green Shoe	13,399
Payments of initial public offering expenses	(2,276)
Payments for business acquisitions	(1,087)
Proceeds from redesignation of Class A common shares		669
Proceeds from redesignation of convertible redeemable preferred shares		612
Payment for convertible preferred shares transaction professional fees		(2,847)
Net cash provided by financing activities	146,679	21,615	47,000
Net increase (decrease) in cash and cash equivalent	41,946	(33,353)	47,210
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	13,937	47,290	80
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 55,883	$ 13,937	$ 47,290